Short-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023
Short-term Borrowings
Short-term borrowings	¥ 29,825	$ 4,201
Fixed annual borrowing rate			1.40%